Financial Risks (Details) - CAD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial Risks [Abstract]
Cash	$ 23,792,408	$ 318,844	$ 143,089
Current liabilities	$ 1,780,877	$ 1,374,819	$ 343,734